LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP American Global Growth Fund

Supplement Dated August 12, 2025

to the Summary and Statutory Prospectuses dated May 1, 2025

Unless otherwise defined in this supplement, capitalized terms used in this supplement have the meanings assigned to them in the Summary and Statutory Prospectuses

This Supplement updates certain information in the Summary and Statutory Prospectuses for the LVIP American Global Growth Fund (the “Fund”). You may obtain copies of the Fund’s Summary and Statutory Prospectuses free of charge, upon request, by calling toll-free 866-436-8717 or at www.lincolnfinancial.com/lvip.

Effective immediately, the Fund’s Summary and Statutory Prospectuses are revised as follows:

1.	All references to, and information regarding, Roz Hongsaranagon, in the Fund’s Summary and Statutory Prospectuses are deleted in their entirety.

2.	The following supplements the information related to Capital Research and Management Company under Portfolio Managers on page 4 of Fund’s the Summary and Statutory Prospectuses:

Portfolio Managers of Master Fund	Company Title	Experience with Master Fund
Barbara Burtin	Partner, Capital World Investors	Since 2025
Jason B. Smith	Partner, Capital World Investors	Since 2025

3.	The following replaces the information under Management and Organization — Master Fund Portfolio Manager on page 9 of the Fund’s Statutory Prospectus:

Master Fund Portfolio Manager	Primary Title With CRMC (or Affiliate)	Years of Experience as Master Fund Portfolio Manager	Portfolio Manager’s Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years

Barbara Burtin	Partner, Capital World Investors	Less than 1 year	An equity portfolio manager	17	17

Patrice Collete	Senior Vice President and Partner, Capital World Investors	10 years (plus 14 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	25	31

Matt Hochstetler	Partner, Capital World Investors	2 years	An equity portfolio manager	11	26

Piyada Phanaphat	Partner, Capital World Investors	3 years	An equity portfolio manager	18	22

Jason B. Smith	Partner, Capital World Investors	1 year	An equity portfolio manager	19	29

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP American Global Growth Fund

Supplement Dated August 12, 2025

to the Statement of Additional Information (“SAI”) dated May 1, 2025

Unless otherwise defined in this supplement, capitalized terms used in this supplement have the meanings assigned to them in the SAI

This Supplement updates certain information in the SAI for the LVIP American Global Growth Fund (the “Fund”). You may obtain copies of the Fund’s SAI free of charge, upon request, by calling toll-free 866-436-8717 or at www.lincolnfinancial.com/lvip.

1.	Effective immediately, all references to, and information regarding Roz Hongsaranagon, in the SAI, are deleted in their entirety.

2.	The following supplements the information under Other Accounts Managed – American Global Growth Fund:

	Total Number of Other Accounts	Total Assets (in billions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in billions) of Other Accounts Paying Performance Fees
Barbara Burtin[1]
Registered Investment Companies	5	$172.0	0	$0
Other Pooled Investment Vehicles	4	$22.90	0	$0
Other Accounts	0	$0	0	$0
Jason B. Smith[1]
Registered Investment Companies	1	$5.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

[1]	Information is as of May 1, 2025.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE